Property, Plant and Equipment - Mining assets (Narrative) (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Mar. 01, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	R 4,054	R 2,570	R 2,519
Life-of-mine plans (term)	5 years
Moab Khotsong
Disclosure of detailed information about property, plant and equipment [line items]
Fair value of property, plant and equipment acquired	R 0	3,691		R 3,691
Mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Stripping activities	1,208	261
Depreciation expense, capitalised stripping costs	R 13	R 4
Mining assets | Moab Khotsong
Disclosure of detailed information about property, plant and equipment [line items]
Fair value of property, plant and equipment acquired				3,554
Other non-mining assets | Moab Khotsong
Disclosure of detailed information about property, plant and equipment [line items]
Fair value of property, plant and equipment acquired				R 137
Hidden Valley
Disclosure of detailed information about property, plant and equipment [line items]
Post-tax real discount rate	10.13%	9.91%	11.92%
Transferred to mining assets	R 607	R 2,707
Tshepong
Disclosure of detailed information about property, plant and equipment [line items]
Transferred to mining assets		R 410
Bottom of range | Moab Khotsong
Disclosure of detailed information about property, plant and equipment [line items]
Post-tax real discount rate				8.20%
Bottom of range | South African operations
Disclosure of detailed information about property, plant and equipment [line items]
Post-tax real discount rate	8.90%	8.35%	8.98%
Top of range | Moab Khotsong
Disclosure of detailed information about property, plant and equipment [line items]
Post-tax real discount rate				11.30%
Top of range | South African operations
Disclosure of detailed information about property, plant and equipment [line items]
Post-tax real discount rate	11.10%	10.25%	11.81%
Had the group only used proved and probable reserves in its calculations
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	R 4,116	R 2,753	R 2,727